Earnings Per Share - Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Earnings/(loss) attributable to owners of the parent	£ 7,764	£ 3,068	£ (14,367)
Coupon on perpetual hybrid bonds	(64)	(56)	(59)
Tax on coupon on perpetual hybrid bonds	16	14	14
Loss on redemption of perpetual hybrid bonds	(39)	0	0
Earnings/(loss)	£ 7,677	£ 3,026	£ (14,412)